RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands			12 Months Ended
	May 09, 2013	May 12, 2011	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accrued management services			$ 391	$ 305
Chairman [Member]
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost		60.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 106
Bonus as a percentage of net profit	2.00%
Bonus as a percentage of revenue	0.50%
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			1,358
Mr. Ordan Trabelsi [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 0